COMMITMENTS AND CONTINGENCIES	9 Months Ended
Sep. 30, 2021
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES

NOTE 7 – COMMITMENTS AND CONTINGENCIES

Leases - The Company leases office space under an operating lease commencing December 1, 2017 through November 30, 2019 and a first lease extensions commending December 1, 2019 through May 31, 2020. The second lease extension extends the lease for twenty-four months, beginning on June 1, 2020 and ending on May 31, 2022. The monthly rent is $3,750. On January 1, 2019, the Company adopted ASC Topic 842, Leases, requiring this lease to be recorded as an asset and corresponding liability on its consolidated balance sheet. The Company records rent expense associated with this lease on the straight-line basis in conjunction with the terms of the underlying lease. During the nine months ended September 30, 2021 and 2020, rental expense totaled $33,750 and $32,250 respectively.

Future minimum rental payments required under the lease are as follows:

2021 (remaining 3 months)	$11,250
2022	18,750

Legal Matters – The company is currently not a defendant in any litigation or threatened litigation that could have a material effect on the company’s financial statements.

Royalty Obligations - In connection with the product licensing agreement discussed in Note 3, the Company owes a minimum royalty payment of $1,000,000 following the first year of product sales. A minimum royalty amount is also due in subsequent years.

Royalty Advances - In the nine months ended September 30, 2021 and 2020, the Company received royalty advances on future product sales of $0 and $250,000, respectively, from its pharmaceutical marketing partner. Interest is due on this advance and will continue to accrue at the rate of 10% until the payment is fully recouped from royalties.

Minimum Payment Obligation – In connection with a supply agreement with Coeptis’ drug product distributor related to Consensi, an amendment was entered into which (i) removes the requirement of a minimum payment obligation from such product distributor to Coeptis in regard to the sale of Consensi and (ii) clarifies that the upfront payment that was made from the product distributor to Coeptis may only be recouped by the product distributor through an offset against royalty payments that may otherwise become payable to Coeptis under the supply agreement.